[Heller Ehram LLP Letterhead]

November 15, 2006

Via EDGAR and Hand Delivery

Jeffrey Riedler

Gregory S. Belliston

U.S. Securities and Exchange Commission

100 F Street, N.W.

Mail Stop 6010

Washington, DC  20549

Re:	Obagi Medical Products, Inc.
Registration Statement on Form S-1, Amendment No. 2
Filed November 15, 2006
File No. 333-137272

Dear Mr. Riedler and Mr. Belliston:

                On behalf of Obagi Medical Products, Inc. (“Obagi” or the “Company”), we are responding to the Staff’s letter dated November 7, 2006 (the “Comment Letter”), relating to the above-referenced Registration Statement on Form S-1 (the “Registration Statement”).  In response to the comments set forth in the Comment Letter, the Registration Statement has been amended and Obagi is filing pre-effective Amendment No. 2 to the Registration Statement (“Amendment No. 2”) with this response letter.  For your convenience, we have repeated the Staff’s comments below in bold face type before each of our responses below. The numbered paragraphs of this letter correspond to the numbered paragraphs of the Comment Letter. References to “we,” “our” or “us” mean the Company or its advisors, as the context indicates.

FORM S-1

Prospectus Summary, page 1

1.                          We note that in the disclosure addressed by comments 10 and 11 in the second and third paragraphs on page 1 and in the last paragraph on page 3, you state that “preliminary results have shown enhanced patient outcomes” and you refer to “positive interim clinical results.”  Please relocate these outcome- or result-oriented disclosures to the Business section, where they can be put in the appropriate context.  Include the following in the discussion in the Business section:

•                  Explain why the results are interim or preliminary.  If all subjects have not been tested, you should disclose the total number of subjects to be

Jeffrey Riedler

Gregory S. Belliston

U.S. Securities and Exchange Commission

November 15, 2006

                        tested and the number for whom you already have data.  If you have not performed statistical analysis, you should provide appropriate disclosure.

•                  Explain the difference between reporting preliminary results and reporting final test results with statistical analysis.

In response to the Staff’s comment, we have revised the disclosure on pages 1 and 3 in the Prospectus Summary and throughout the filing and have added the requested disclosure in the Business section.

2.                          We note that in response to comment 11, you state in the second sentence of the third paragraph in the “Obagi Medical Products” discussion that the acne and skin-elasticity product candidates are “comprised of OTC products as well as products classified as cosmetics.”  Please clarify whether the acne product is a cosmetic, drug, or new drug and whether the skin-elasticity product is a cosmetic, drug, or new drug.

We have revised the disclosure in the Prospectus Summary under “Obagi Medical Products” as requested.

3.                          We note your response to comment 12.

•                  Since you are paying them to conduct a clinical trial on your principal product, your relationship with the American Society of Plastic Surgeons appears to be material.  Therefore, please file the written agreement as an exhibit.

•                  Since you mention the agreement, you should provide further context by discussing its material terms in the Business section, including the amount of the grant, the duration, termination provisions, and any other material provisions.

•                  We note the grant is “unrestricted.” Please clarify the implications of it being unrestricted rather than restricted.

We note the Staff’s comment and respectfully submit that we continue to believe that it is not appropriate to file this agreement as an exhibit to the Registration Statement or to provide a detailed description of its terms, as it is not material to our business.  As we previously advised the Staff, this agreement is similar to others we enter into in the ordinary course of our business in order to conduct clinical studies.  Therefore, the references to the agreement in the Registration Statement have been deleted throughout the filing.

We advise the Staff on a supplemental basis that the written agreement between us and the American Society of Plastic Surgeons, or ASPS, provides for the unrestricted grant of a minimum of $100,000 from us to the ASPS to conduct clinical studies to

Jeffrey Riedler

Gregory S. Belliston

U.S. Securities and Exchange Commission

November 15, 2006

evaluate the adjunctive use of our systems before and after certain commonly performed cosmetic procedures.  We have no control over the design of the trial or how the grant money is used, and the amount of the grant is not material to our business.

4.                          We note that in response to comment 20, you expanded the second bullet point on page 5 and added the risk factor titled “The FDA has issued a notice of proposed rulemaking …” on page 14.

•                  Please clearly state in both the bullet point and the risk factor that the FDA is considering regulating hydroquinone products as new drugs, as disclosed on page 91.

•                  Please revise the risk factor so it lists your products and systems that contain hydroquinone.  Also discuss in the risk factor the potential negative consequences to your company if the FDA were to decide to regulate hydroquinone products as new drugs.

We have revised the disclosure in the second bullet point on page 5 and the risk factor titled “The FDA has issued a notice of proposed rulemaking…” on page 14 as requested.

To sustain our continued growth, we will need to increase ...  , page 12

5.                          We note your response to comment 18, and we reissue the comment.  Please state your best estimate as to the approximate number of employees you will need to hire during the next twelve months and the cost of doing so.  Please note we are not requesting an “accurate[] forecast,” but only an approximation based on your current business plan.  Although forecasts do not always turn out to be completely accurate, investors are entitled to know your current plans.

We have revised the disclosure in this risk factor as requested.

Because we currently have no commercial manufacturing capabilities . . ., page 13

6.                          We note you identify Triax Pharmaceuticals in this risk factor in response to comment 19.  Please discuss in your Business section the material terms of your agreement with Triax, including the payment arrangements, termination provisions, duration, and any other material terms.

In response to the Staff’s comment, we have added disclosure to our Business section discussing the material terms of our agreement with Triax as requested.

Jeffrey Riedler

Gregory S. Belliston

U.S. Securities and Exchange Commission

November 15, 2006

Use of Proceeds, page 32

7.                          We note the revisions pursuant to comment 29, and we reissue the comment in part because it does not appear you have provided some of the requested information.  Please identify which products you plan to develop with the proceeds, and state an approximate dollar amount you anticipate spending on each product.  Clarify what you anticipate the proceeds will enable you to do with each product.

We plan to use the proceeds of the offering to repay outstanding indebtedness and for general corporate purposes, including to fund working capital, the possible expansion of our research and development efforts, the possible development of our manufacturing capabilities and potential acquisitions of products or businesses.  We are a cash flow positive business, and may or may not choose to use the proceeds from this offering to develop products.  We are not able to identify specific products that we plan to develop with the proceeds, or an approximate dollar amount which we anticipate spending on each product, because we do not have specific dollar amounts available at the level of detail requested by the Staff.

We have revised the Use of Proceeds section to reflect the intended use of proceeds as described above.

8.                          We note you now state you plan to use the proceeds for “new indications of [your] existing products.”  Please identify the products, the approximate amount you plan to spend on each, the new indications for each, and where in the development process you currently believe the proceeds will enable you to take each.

Please see our response to Comment #7 above.

Critical Accounting Policies and Use of Estimates, page 45

Stock-based Compensation, page 49

9.                          Your disclosures on pages 50 and F-43 continue to refer to “an independent valuation expert” and to an “independent appraisal firm” engaged to perform valuations of the company’s stock.  As such, please name the third-party valuation expert and the independent appraisal firm, update the “Expert” section of the filing, and include a consent or remove the language that suggests that management relied on the work of a valuation expert and on the work of an independent appraisal firm.

In response to the Staff’s comment, we have revised the filing to remove the language that suggests that management relied on the work of a valuation expert and on the

Jeffrey Riedler

Gregory S. Belliston

U.S. Securities and Exchange Commission

November 15, 2006

work of an independent appraisal firm.  Please also refer to our response to Comment #10 below.

10.                   Refer to your response to comment 37.  When you have determined your IPO price, please discuss each significant factor that contributed to the difference between the fair value as of the date of each grant and (1) the estimated IPO price for your retrospective valuations, or (2) the fair value as determined by your valuation specialist for your contemporaneous valuations.

Given the absence of an active market for our common stock, our board of directors, the members of which we believe have extensive business, finance and investment experience, were required to estimate the fair value of our common stock at the time of each option grant for purposes of determining stock-based compensation expense for the periods presented in the financial statements. In response to that requirement, our board of directors appointed members of the compensation committee to analyze our stock value and recommend common stock valuation estimates. For economic reasons, we initially chose to value our options using a model that employed a market based approach based principally upon applying appropriate valuation multiples to EBITDA and revenue. If a valuation model using different input variables and assumptions had been used, our common stock valuation may have been different.

The committee considered numerous objective and subjective factors in determining the value of our common stock at each option grant date, including: (i) our stage of development and revenue growth; (ii) the timing of the anticipated launch of new products; (iii) available market data, including observable market transactions, and valuations for comparable companies; (iv) the fact that option grants involved illiquid securities in a private company; and (v) the likelihood of achieving a liquidity event for the shares of common stock underlying the options, such as an initial public offering or sale of our company, given prevailing market conditions at the date of grant.

The committee also considered the market capitalization of comparable public companies and other metrics, including revenue multiples and price/earning multiples, in determining the fair value of our common stock. Based on these factors, our board of directors granted employee stock options during 2005 at exercise prices ranging from $7.00 per share in March 2005 to $12.00 per share in October 2005. As the exercise price was determined to be equal to or greater than the fair value of the underlying common stock on the date of each grant, we recognized no stock-based compensation expense for options granted in 2005.

In connection with the preparation of the consolidated financial statements necessary for the prospectus, we have reassessed the fair value of our employee stock options granted during 2005. In making this reassessment, we considered the guidance

Jeffrey Riedler

Gregory S. Belliston

U.S. Securities and Exchange Commission

November 15, 2006

provided in American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation. This reassessment included the completion of retrospective valuations performed by an independent appraisal firm as of February 2005 and October 2005, the dates options were granted in 2005, two contemporaneous valuations as of May 2006, and one retrospective valuation as of May 2006, as well as an evaluation of all information that was available at the time the grants occurred, including current information that did not exist at the time we originally granted the options. The retrospective valuations performed by the independent appraisal firm concluded that the fair value of our stock at February 2005 and October 2005 was $6.14, as presented in the table below. The valuation firms that we used did not perform such valuations with the understanding or expectation that they would be named as experts in our Registration Statement.  As a result, they have declined to provide their consent to be so named and we have deleted all references to the valuations firms and their valuations from our registration statement.

Pursuant to our Investor’s Rights Agreement with Austin McNamara, we also engaged an independent valuation expert to conduct a contemporaneous valuation of our stock as of May 2006 to determine the fair value of shares subject to repurchase pursuant to such agreement. We considered the May 2006 valuation to be a relevant, independent and reliable determination of fair value available at a single point in time given that is was performed contemporaneously while we were contemplating an initial public offering. In addition, Mr. McNamara engaged his own independent third party valuation firm to conduct a contemporaneous valuation.  Since these valuations varied from each other more than 10%, the Investor’s Rights Agreement required that a third independent valuation firm be retained to perform a retrospective valuation of the stock.  This process determined a $12.53 share price as of May 18, 2006, which will be the basis of the share repurchase of 2,250,000 shares of Mr. McNamara’s stock, which we deemed to be the fair per share value of the stock in May 2006.  As such, we analyzed the changes in fair value that occurred between the options granted in March 2005 and the options granted in October 2005 and the fair value of approximately $12.53 per share, the fair value of our stock as of May 2006.  The valuation firms which performed evaluations pursuant to the Investor’s Rights Agreement declined to provide consents to be named as experts in our Registration Statement.

Jeffrey Riedler

Gregory S. Belliston

U.S. Securities and Exchange Commission

November 15, 2006

The following table summarizes the exercise prices, valuations and market transaction:

	Number of shares	Option Exercise price per share	Deemed Fair Value	Retrospective Valuations	Contemporaneous Valuations	Market Transaction
March 2005	345,000	$7.00	$7.00	$6.14
October 2005	212,500	$9.00	$9.00	$6.14
October 2005	50,000	$12.00	$9.00	$6.14
May 2006	2,250,000		$12.53	$11.90	$10.00; $13.13	$12.53

We used the following factors for evaluating the period of time and change of value that elapsed from the grant of options in March 2005 to May 2006. We considered the following in our analysis: (i) fluctuations in comparable company multiples between periods and market trends; (ii) our financial performance; (iii) our accomplishments during the period; and (iv) the marketability discount used.

We analyzed the change in multiples and correlated that change to overall market trends. The multiples declined between February 2005 to October 2005. This was consistent with the market conditions during the same period. In addition, there were no notable transactions occurring during this period. The multiples increased between the period of October 2005 and May 2006, which correlated to heightened market interest in our industry and business model, related in part to acquisitions of competitive companies or product lines at premium multiples during that period. In each case, we concluded that the changes in multiples observed were supported by market activity, or inactivity.

We also continued to monitor the fair market value of our common stock since May 2006 based on further improvements in our financial performance and business. To evaluate this change in value from May 2006 to October 2006, we also analyzed our financial performance and accomplishments during the period. We experienced relatively low growth between the first and third quarters of 2005. During the fourth quarter of 2005 and the first two quarters of 2006, we experienced higher levels of quarter on quarter growth. This trend would support the decrease in implied multiples for the period between February 2005 and October 2005, and the increase in implied multiples for the period between October 2005 and May 2006. In addition, we also took into account significant factors that contributed to the differences between the fair value as of October 2005 and May 2006, including but not limited to the following:

•                  launch of Professional-C, a series of high potency Vitamin C serums in October 2005, which are antioxidants that help to counteract the effects of ultraviolet radiation and other environmental influences, and which had

Jeffrey Riedler

Gregory S. Belliston

U.S. Securities and Exchange Commission

November 15, 2006

                        significantly increased revenue growth rates and margins during the fourth quarter 2005 and the first and second quarters 2006;

•                  launch of new systems, under the Nu-Derm Condition and Enhance brand, for use before and after commonly performed cosmetic procedures, which contributed significant sales to 2005 fourth quarter results and provided significant research data for launching Condition and Enhance systems;

•                  final phase of development completed for new system to address acne primarily in the first and second quarters of 2006;

•                  development of new products to address skin elasticity primarily in the first and second quarters of 2006;

•                  securing licensing agreements with third parties regarding new products developed in the fourth quarter of 2005;

•                  entering into licensing agreements securing penetration into international markets in the first quarter of 2006; and

•                  development of Condition and Enhance for the Botox line extension in the second quarter of 2006.

We also analyzed our financial performance and accomplishments during the period between May 2006 and October 2006, which is now over one year since the last issuance of options.  In 2006, we experienced increasing rates of growth for the second quarter over the first quarter and the third quarter over the second quarter.  The quarter over quarter and year-to-date growth rates were 17% and 16% for the second quarter of 2006, and 30% and 21% for the third quarter of 2006.  The market for comparable companies has remained strong evidenced by their respective revenue and EBITDA multiples. In addition, we also took into account significant factors that contributed to the differences between the fair value as of May 2006 and October 2006, including but not limited to the following:

•                  the launch of Nu-Derm Condition and Enhance in July 2006, which has driven $3.4 million in sales through October 2006 at margins of approximately 87%;

•                  creating and filling a new position, Executive Director - Therapeutic Dermatology, to drive the development of the Dermatology focused sales and marketing strategy;

•                  secured the support of several key opinion leaders in Dermatology to assist in the development of CLENZIderm clinical studies and future acne products;

Jeffrey Riedler

Gregory S. Belliston

U.S. Securities and Exchange Commission

November 15, 2006

•                  the launch of an ELASTIderm product in October 2006, which has generated sales of $725,000 during it first four weeks;

•                  completion of the first two proof of concept studies for the CLENZIderm System showing statistical significance against prescription combination therapy;

•                  the introduction of a dermatology focused experience trial of CLENZIderm in October 2006; and

•                  the development of the second product in the ELASTIDerm product line.

We also analyzed the non-marketability discount applied to the value of our common stock to reflect the fact that our stockholders cannot freely trade our stock in the public markets. The level of discount applied at each stock option grant date reflected the anticipated likelihood and timing of a future liquidity event, based on our management’s expectations at that time. The illiquidity discount declined from approximately 20% at February 2005 to approximately 10% at May 2006. In the fourth quarter of 2005, we began contemplating an initial public offering of our common stock during 2006. As such, the illiquidity discount of approximately 10% for October 2005 and May 2006 reflected the anticipated near term liquidity event. We believe a non-marketability discount of 5% to 10% is generally appropriate when a liquidity event is anticipated within one year of the valuation date.

If we had made different assumptions and estimates than those described above, the amount of our recognized and to be recognized stock-based compensation expense, net loss and net loss per share amounts could have been materially different. We believe that we have used reasonable methodologies, approaches and assumptions consistent with the American Institute of Certified Public Accountants Practice Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation, to determine the fair market value of our common stock.

In order to promote the creation of incremental future value for the stockholders, the compensation committee intentionally priced the options granted in 2005 at exercise prices that were at or above their assessment of fair market value as of that date. After our reassessment of fair value, which included obtaining retrospective valuations by an independent valuation firms, we determined the options were granted at or above fair market value at the date of grant. Based on our review of the events that transpired during the intervening period from the first and fourth quarters of 2005 when options were granted to May 2006, and our determination of the fair value of our stock in May 2006, we concluded that the exercise prices continue to reasonably approximate fair market value.

Jeffrey Riedler

Gregory S. Belliston

U.S. Securities and Exchange Commission

November 15, 2006

After collectively evaluating all of the data above, the Company has determined that a compensation adjustment is not required for the options granted in March 2005 and October 2005.

11.                   Refer to the last paragraph of your response to comment 39.  Please provide us supplementally the list of the milestone events that occurred between the valuation date and the work performed by the third party valuation expert and explain why these were considered not significant.

In response to the Staff’s comment, we advise the Staff on a supplemental basis that there were only two milestone events that occurred between the valuation date and the work performed by the third party valuation firm.  We (1) hired an Executive Director of Therapeutic Dermatology and (2) launched our Nu-Derm Condition and Enhance system (“C&E”).  Both of these events occurred in July 2006, the month the work was performed by the third party valuation firm.

The Company does not believe that these events would have had an impact on the conclusion of the third party valuation firm for the following reasons:

•                  Executive Director of Therapeutic Dermatology:  This individual was not employed until mid-July 2006 and had no contact with the valuation firm.  In addition, the future impact this position would have on the Company was largely speculative at the time the valuation firm’s report was delivered .

•                  Launch of C&E system:  This system was launched in mid-July 2006. The following facts were known as of May 2006.

•                  In January 2006, we initiated a large, multi-center, clinical use study targeted at over 5,000 patients. This study will broadly assess the outcomes and practice patterns of our Obagi Nu-Derm System used as an adjunct therapy to a wide variety of commonly performed cosmetic procedures. To date, we have received procedure evaluations on over 2,550 of the patients. The results indicate enhanced patient outcomes and are achieved with several commonly performed cosmetic procedures including Botox and facial laser resurfacing.

•                  The kits used in the studies received very high marks from the physicians.

•                  Based on information obtained from the studies, the Company began developing the Botox-focused C&E kit.  However, as the C&E kits contain existing Nu-Derm products, the only event that occurred during this period was the development of the box for the kit (i.e., packaging).

All of the above was discussed with the valuation firm.

Jeffrey Riedler

Gregory S. Belliston

U.S. Securities and Exchange Commission

November 15, 2006

12.                   Please clarify on pages 50 and 51 the methodology used in valuing your stock and tell us why your methodology is appropriately applied.  If you used both a market and income approach, please clarify in the filing that there were no significant differences between the valuation approaches.  In addition, please disclose any other assumptions used in the methodology, other than the marketability discount discussed on page 52.

We have revised the disclosure as requested.  Please also refer to our response to Comment #10 above.

Clinical Studies, page 84

13.                   We note you included this section in response to comment 41.  You state on page 69 that “clinical studies have demonstrated that the use of [your] products results in skin that looks and acts younger and healthier.” This statement appears to apply to all of your products; however, this “Clinical Studies” section describes the details of only one clinical trial, involving the Obagi Nu-Derm System.  Please either revise the sentence on page 69 to clarify that it applies only to the Obagi Nu-Derm System or expand this “Clinical Studies” discussion to describe in detail the studies concluding that the statement is true for each of your other products as well.  The discussion for each study should identify the product, endpoints, study design, and results, including p-values.

We have revised the disclosure on page 69 and in the “Clinical Studies” section as requested to reflect that clinical studies have demonstrated that the use of Obagi Nu-Derm System results in skin that looks and acts younger and healthier.

14.                   You state on page 1 of your filing that the Obagi Nu-Derm System “has been shown to enhance the skin’s overall health by correcting photo-damage at the cellular level.”  Please describe the study upon which this statement is based.  Your discussion should clearly explain why it is appropriate to conclude from the study that the product “correct[s] photo-damage at the cellular level.”

In response to the Staff’s comments, we have revised the disclosure throughout the filing to clarify that the main active ingredients in our Obagi Nu-Derm System and Obagi-C Rx System are drugs which, by their very definition, enter the cell and cause an effect.  The main active ingredients in our Obagi Nu-Derm and Obagi-C Rx Systems, hydroquinone and tretinoin, are classified as prescription drugs by the FDA, because of their effect at the cellular level, which is well documented.  An abbreviated reference list documenting the cellular activity of these specific drugs, including correction of photo-damage, is attached hereto as Exhibit A.

Jeffrey Riedler

Gregory S. Belliston

U.S. Securities and Exchange Commission

November 15, 2006

15.                   Please define mottled hyperpigmentation and laxity.

In response to the Staff’s comment, we have revised the disclosure to include a definition of hyperpigmentation on page 69 of Amendment No. 2 and a definition of laxity on page 78 of Amendment No. 2.

Intellectual Property, Page 88

16.                   We note the discussion of the JR Chem agreement in response to comment 19.  Please discuss the material terms of this agreement, including a description of the licensed technology, the payment arrangements, duration, termination provisions, and any other material terms.

In response to the Staff’s comment, we have added disclosure to our Business section discussing the material terms of our agreement with JR Chem as requested.

17.                   We note the discussion of the Avon agreement in response to comment 25.  Please disclose the payment arrangements, termination provisions, and any other material terms of the agreement.

In response to the Staff’s comment, we have added disclosure to our Business section discussing the material terms of our agreement with Avon as requested.

Government Regulation, page 90

18.                   We note the table in your response to comment 50.  Please include this table in the filing so that this basic information about each of your material products and product candidates is in one succinct place.  Add to the table a column stating whether each product is prescription or over-the-counter, as requested by the comment.  Note that although we do not object to its inclusion, we are not requesting the information in the “FDA Status” column.

In response to the Staff’s comments, we have included the table in Amendment No. 2 and have identified, in the column titled “Product Status”, whether each product or product candidate is prescription, over-the-counter or cosmetic.

Note 12, page F-42

19.                   Please clarify in the filing why you have not adjusted the financial statements for the fair values determined by the retrospective valuation performed.

In response to the Staff’s comment, we have revised the disclosure on pages F-23 and F-43 as requested.

Jeffrey Riedler

Gregory S. Belliston

U.S. Securities and Exchange Commission

November 15, 2006

In addition, we advise the Staff on a supplemental basis that previous disclosure on page F-43 contained an error.  The estimated fair values determined by the valuation specialist were lower for each grant than the Company’s estimated fair values, not higher.  Therefore, we have not adjusted our financial statements based on the retrospective valuation performed.

20.                   Refer to your response to comment 59.  Please confirm that you haven’t issued any equity instruments since the date of your last response.

We confirm to the Staff that we have not issued any equity instruments since October 24, 2006, the date of our last response.

Note 15: Subsequent events, pages F-47-F-51

Resignation of Austin McNamara page F-48

21.                   We have read your response to comment 60, but it is unclear how the fair value of the stock of $10 relating to the liability recorded relates to the current IPO price.  Please clarify in Management’s Discussion and Analysis the reasons for any differences.

In response to the Staff’s comment, we have revised the Management’s Discussion and Analysis and the notes to our financial statements as requested.

Exhibit 10.6

22.                   We note your response to comment 22.  However, some attachments still appear to be missing on EDGAR.  We note the following examples:

•                  Exhibit 10.6 does not appear to include Exhibit E.

•                  Exhibit 10.7 does not appear to include Exhibits A, B, and C.

•                  Exhibit 10.19 does not appear to include Exhibits A and B.

•                  Exhibit 10.20 does not appear to include Exhibits A and B.

Please re-file these four exhibits and include all attachments.  Confirm in your response letter that all Item 601(b)(10) exhibits are filed in their entirety.

We have re-filed Exhibits 10.6, 10.7, 10.19 and 10.20, as well as Exhibits 4.3 and 10.3,  to correct errors and/or include attachments that we did not file with the initial filing.  We have separately submitted a Confidential Treatment Request with respect to certain information in some of these exhibits.  We confirm that all attachments to all Item 601(b)(10) exhibits have been filed, and we will file all attachments to such exhibits that will be filed by amendment.

Jeffrey Riedler

Gregory S. Belliston

U.S. Securities and Exchange Commission

November 15, 2006

We would very much appreciate the Staff’s prompt review of Amendment No. 2.  Should you have any follow-up questions, please call Molly Gardner at (212) 847-8757 or the undersigned at (212) 847-8742.

Sincerely,

/s/ Heller Ehrman LLP
Heller Ehrman LLP
Kevin T. Collins

cc:	Steven R. Carlson
Obagi Medical Products, Inc.

Exhibit A

Documentation of the Cellular Activity of Hydroquinone and Tretinoin

References for hydroquinone and its interaction with melanocytes

1.  Parvez S, Kang M, Chung HS et al. Survey and mechanism of skin depigmenting and lightening agents. Phytother Res 2006; 20: 921-34.

2.   Palumbo A, d’Ischia M, Misuraca G et al. Mechanism of inhibition of melanogenesis by hydroquinone.   Biochim Biophys Acta 1991; 1073: 85-90.

3.   Smith CJ, O’Hare KB, Allen JC. Selective cytotoxicity of hydroquinone for melanocyte-derived cells is mediated by tyrosinase activity but independent of melanin content. Pigment Cell Res 1988; 1: 386-9.

4.   Hashimoto A, Ichihashi M, Mishima Y. [The mechanism of depigmentation by hydroquinone: a study on suppression and recovery processes of tyrosinase activity in the pigment cells in vivo and in vitro]. Nippon Hifuka Gakkai Zasshi 1984; 94: 797-804.

5.   Chavin W, Jelonek EJ, Jr., Reed AH et al. Survival of mice receiving melanoma transplants is promoted by hydroquinone. Science 1980; 208: 408-10.

6.   Jimbow K, Obata H, Pathak MA et al. Mechanism of depigmentation by hydroquinone. J Invest Dermatol 1974; 62: 436-49.

7.   Frenk E, Ott F. Evaluation of the toxicity of the monoethyl ether of hydroquinone for mammalian melanocytes and melanoma cells. J Invest Dermatol 1971; 56: 287-93.

References for tretinoin and its synergistic depigmenting effect

1.   Ortonne JP. Retinoid therapy of pigmentary disorders. Dermatol Ther 2006; 19: 280-8.

2.   Kasraee B, Handjani F, Aslani FS. Enhancement of the depigmenting effect of hydroquinone and 4-hydroxyanisole by all-trans-retinoic acid (tretinoin): the impairment of glutathione-dependent cytoprotection? Dermatology 2003; 206: 289-91.

References for tretinoin and its effect on dermal fibroblasts etc.

1.   Mori Y, Hatamochi A, Takeda K et al. Effects of tretinoin tocoferil on gene expression of the extracellular matrix components in human dermal fibroblasts in vitro. J Dermatol Sci 1994; 8: 233-8.

2.   Varani J, Perone P, Griffiths CE et al. All-trans retinoic acid (RA) stimulates events in organ-cultured human skin that underlie repair. Adult skin from sun-protected and sun-exposed sites responds in an identical manner to RA while neonatal foreskin responds differently. J Clin Invest 1994; 94: 1747-56.

3.   Varani J, Perone P, Fligiel SE et al. all-trans-retinoic acid preserves viability of fibroblasts and keratinocytes in full-thickness human skin and fibroblasts in isolated dermis in organ culture. Arch Dermatol Res 1994; 286: 443-7.

4.   Jutley JK, Wood EJ, Cunliffe WJ. Influence of retinoic acid and TGF-beta on dermal fibroblast proliferation and collagen production in monolayer cultures and dermal equivalents. Matrix 1993; 13: 235-41.

5.   Varani J, Fligiel SE, Schuger L et al. Effects of all-trans retinoic acid and Ca++ on human skin in organ culture. Am J Pathol 1993; 142: 189-98.

6.   Sanquer S, Coulomb B, Lebreton C et al. Human dermal fibroblasts modulate the effects of retinoids on epidermal growth. J Invest Dermatol 1990; 95: 700-4.

7.   Varani J, Shayevitz J, Perry D et al. Retinoic acid stimulation of human dermal fibroblast proliferation is dependent on suboptimal extracellular Ca2+ concentration. Am J Pathol 1990; 136: 1275-81.

A-1

8.   Kim RY, Stern WH. Retinoids and butyrate modulate fibroblast growth and contraction of collagen matrices. Invest Ophthalmol Vis Sci 1990; 31: 1183-6.

9.   Varani J, Mitra RS, Gibbs D et al. All-trans retinoic acid stimulates growth and extracellular matrix production in growth-inhibited cultured human skin fibroblasts. J Invest Dermatol 1990; 94: 717-23.

10. Bailly C, Dreze S, Asselineau D et al. Retinoic acid inhibits the production of collagenase by human epidermal keratinocytes. J Invest Dermatol 1990; 94: 47-51.

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A-1